OTHER LONG-TERM DEBT (Schedule of Composition of Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Lessee Disclosure [Abstract]
Right of use - assets under operating leases	$ 18,990	$ 17,828
Current operating lease liabilities	6,550	7,131
Long-term operating lease liabilities	12,440	10,697
Total operating lease liabilities	$ 18,990	$ 17,828
Weighted average remaining lease term (years)	5 years 1 month 6 days	4 years 10 months 24 days
Weighted average discount rate	1.94%	1.95%